Other equity - Summary of Retained Earnings / (Losses) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Loss for the year	₨ (4,817)	$ (59)	₨ (16,077)	₨ (7,818)
Acquisition of interest by NCI in subsidiaries				37
Repurchase of vested stock options			(89)	(646)
Others				(121)
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	3,156		(9,545)
Shares bought back, held as treasury stock	13,499
Shares pending cancellation			(997)
Retained earnings / (losses)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Beginning balance	(38,420)		(6,489)	1,207
Loss for the year	(4,817)		(16,077)	(7,818)
Re-measurement loss on defined benefit plans (net of tax)	2		6	(7)
Forfeiture of vested options				(3)
Acquisition of interest by NCI in subsidiaries	(31)		1	29
Repurchase of vested stock options			(65)	(470)
Debenture redemption reserve created during the year			(5)	(117)
Debenture redemption reserve released on account of repayment of debentures	106		140	811
Others				(121)
Adjustments / impact pursuant to the Transaction:
Distribution / cash paid to RPPL's equity holders			(19,609)
Recognition of non-controlling interests pursuant to the Transaction			214
Change in fair value of put option liability / derecognition of non-controlling interests	3,034		(4,667)
Shares bought back, held as treasury stock	(13,499)
Allocation of other equity to non controlling interest	15
Effect of approved capital reduction			9,128
Shares pending cancellation			(997)
Ending balance	₨ (53,610)	$ (652)	₨ (38,420)	₨ (6,489)